CONSOLIDATED BALANCE SHEETS	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Assets
Cash and cash equivalents	$ 72,983,389	447,928,254	501,772,653
Investments	13,524,203	83,003,441	20,503,441
Accounts receivable, net of allowance of doubtful debts of RMB583,753 and RMB1,046,041 as of June 30, 2012 and 2013, respectively	47,927	294,145	750,854
Inventories	821,251	5,040,347	5,451,811
Prepaid expenses and other current assets	2,901,929	17,810,299	19,798,366
Total current assets	90,278,699	554,076,486	548,277,125
Investments	2,474,273	15,185,603	17,761,427
Property, plant and equipment, net	32,196,899	197,605,249	184,477,616
Intangible assets, net	13,086,060	80,314,386	68,815,388
Goodwill	12,299,498	75,486,942	56,738,812
Deposits for property, plant and equipment	1,387,550	8,515,947	618,519
Deferred tax assets	16,996	104,314	298,831
Total assets	151,739,975	931,288,927	876,987,718
Liabilities and Shareholders' Equity
Accounts payables (including accounts payables of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB1,704,882 and RMB2,073,692 as of June 30, 2012 and 2013, respectively)	345,537	2,120,699	1,778,569
Amount due to related party (including amount due to related party of the consolidated VIEs without recourse to the Company of RMB34,998 as of June 30, 2013)	5,702	34,998	0
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Company of RMB11,508,151 and RMB21,132,742	7,598,872	46,637,314	27,925,392
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB427,071 and RMB850,842 as of June 30, 2012 and 2013, respectively)	140,240	860,708	431,748
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB7,031,865 and RMB8,057,989 as of June 30, 2012 and 2013, respectively)	3,608,496	22,146,786	14,217,785
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB13,020,663 and RMB18,612,829 as of June 30, 2012 and 2013, respectively)	5,932,505	36,410,159	28,105,992
Contingent consideration payable	407,339	2,500,000	7,272,337
Total current liabilities	18,038,691	110,710,664	79,731,823
Non-current liabilities
Deferred tax liabilities	1,532,825	9,407,560	7,585,920
Deferred revenue	429,962	2,638,848	3,864,580
Other liabilities	179,685	1,102,801	1,102,801
Total non-current liabilities	2,142,472	13,149,209	12,553,301
Total liabilities	20,181,163	123,859,873	92,285,124
Commitments and contingencies
Shareholders' Equity
Ordinary Shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2012 and 2013; 36,569,866 and 36,563,991 shares issued and outstanding as of June 30, 2012 and 2013, respectively	2,418	14,841	14,843
Additional paid-in capital	170,719,321	1,047,772,763	1,046,863,605
Accumulated other comprehensive loss	(20,125,500)	(123,518,246)	(124,039,206)
Accumulated losses	(31,097,033)	(190,854,929)	(207,870,563)
Total Noah Education Holdings Ltd. shareholders' equity	119,499,206	733,414,429	714,968,679
Non-controlling interests	12,059,606	74,014,625	69,733,915
Total equity	131,558,812	807,429,054	784,702,594
Total liabilities and shareholders' equity	$ 151,739,975	931,288,927	876,987,718